MATERIAL ACCOUNTING POLICIES (Narrative) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Goodwill impairment amount		$ 495
Impairment loss recognised in profit or loss, intangible assets other than goodwill	$ 997
Israeli Cash Generating Units [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Goodwill impairment amount	5,390
Impairment loss recognised in profit or loss, intangible assets other than goodwill	$ 1,885
Vehicles [Member] | Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	3 years
Bottom of range [member] | Land and buildings [Member] | Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	5 years 6 months